Related Party Transactions - Schedule of Amount Due from Related Parties (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Hermman Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 453,650	$ 799,917
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 453,650	$ 799,917

[1]	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company’s mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 7.1% shareholding ratio. Therefore, it was reclassified into amount due from related parties on March 31, 2026. For the six months ended March 31, 2026, the amortized expense amount is $346,267, and the remaining amount is $453,650.